Summary of Significant Accounting Policies Changes in accounting policies - Summary of disaggregation of non-current operating assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disaggregation Of Noncurrentoperating assets [Line Items]
Non-current operating assets	$ 6,168	$ 6,934	$ 5,701
Norway [member]
Disclosure Of Disaggregation Of Noncurrentoperating assets [Line Items]
Non-current operating assets	4,014	4,256	4,072
United States [member]
Disclosure Of Disaggregation Of Noncurrentoperating assets [Line Items]
Non-current operating assets	1,313	1,648	1,451
United Kingdom [member]
Disclosure Of Disaggregation Of Noncurrentoperating assets [Line Items]
Non-current operating assets	723	1,025	180
China [member]
Disclosure Of Disaggregation Of Noncurrentoperating assets [Line Items]
Non-current operating assets	$ 118	$ 5	$ 7